COMMON SHARES - Summary of Additional Stock Options Information (Details) - CAD ($) shares in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Common Stock, Number of Shares, Par Value and Other Disclosure [Abstract]
Total intrinsic value of options exercised	$ 20	$ 17	$ 0
Total fair value of options that have vested	$ 62	$ 99	$ 76
Total options vested (in shares)	0.8	1.5	1.5